Consolidated Statements of Stockholders' Equity - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, shares at Dec. 31, 2020			2,015,546
Balance, amount at Dec. 31, 2020	$ 1,187,748	$ 0	$ 2,016	$ 2,329,747	$ (1,144,015)	$ 0
Preferred Shares for cash, shares		56,800
Preferred Shares for cash, amount	1,415,000	$ 57	$ 0	1,414,943	0	0
Common stock sold for cash, shares			338,100
Common stock sold for cash, amount	2,010,000	0	$ 338	2,009,662	0	0
Stock-based compensation	768,030	0	0	768,030	0	0
Preferred dividends	(106,825)	0	0	0	(106,825)	0
Net loss	(1,900,148)	$ 0	$ 0	0	(1,900,148)	0
Balance, shares at Dec. 31, 2021		56,800	2,353,646
Balance, amount at Dec. 31, 2021	3,373,805	$ 57	$ 2,354	6,522,382	(3,150,988)	0
Preferred Shares for cash, shares		12,860
Preferred Shares for cash, amount	$ 321,500	$ 13	$ 0	321,487	0	0
Common stock sold for cash, shares	2,753,750		2,753,750
Common stock sold for cash, amount	$ 12,104,667	0	$ 2,754	12,101,913	0	0
Stock-based compensation	944,995	0	2	944,993	0	0
Preferred dividends	(195,145)	0	0	0	(195,145)	0
Net loss	(4,234,357)	0	$ 0	0	(4,234,357)	0
Stock-based compensation, shares			2,800
Warrants issued for acquisition	60,000	0	$ 0	60,000	0	0
Foreign currency translation	96,971	$ 0	$ 0	0	0	96,971
Balance, shares at Dec. 31, 2022		69,660	5,110,196
Balance, amount at Dec. 31, 2022	$ 12,472,435	$ 70	$ 5,110	$ 19,950,774	$ (7,580,490)	$ 96,971